Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Small-Cap Core Equity Fund
Class Name	Class R6
Trading Symbol	PQJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Small-Cap Core Equity Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Small-Cap Core Equity Fund—Class R6	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, equities generally posted solid results driven by enthusiasm regarding generative artificial intelligence, the end to
US Federal Reserve interest rate hikes, and continued growth in the US economy. Small-cap stocks, as represented by the Russell 2000 Index, performed well in aggregate but trailed the broader market, as represented by the S&P 500 Index.
■
Holdings in the consumer sector, especially hotels, restaurants, and leisure & personal care products, were strong contributors to the Fund’s performance relative to the Index during the reporting period. The energy and industrials sectors were other areas of strength that contributed to the Fund’s performance.
■
Stock selection within the healthcare sector was the primary detractor from the Fund’s performance during the reporting period due to equipment & supplies and biotechnology positions. In the materials sector, metals and mining holdings drove underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	12.91%	11.18%	10.66% (11/15/2016)
Russell 2000 Index	14.25%	8.91%	8.66%
S&P 500 Index	22.15%	15.00%	14.76%

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 9,681,820
Holdings Count | Holdings	122
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 9,681,820
Number of fund holdings	122
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS
OF
7/31/2024?

Industry Classification	% of Net Assets
Banks	9.7%
Software	7.4%
Biotechnology	6.4%
Semiconductors & Semiconductor Equipment	5.7%
Machinery	4.4%
Commercial Services & Supplies	3.9%
Affiliated Mutual Funds	3.8%
Metals & Mining	3.5%
Financial Services	3.3%
Health Care Providers & Services	3.2%
Food Products	3.1%
Capital Markets	3.0%
Energy Equipment & Services	2.8%
Oil, Gas & Consumable Fuels	2.5%
Hotels, Restaurants & Leisure	2.3%
Professional Services	2.3%
Construction & Engineering	2.3%
Residential REITs	2.3%
Insurance	2.2%
IT Services	2.1%
Specialty Retail	2.1%
Marine Transportation	1.5%
Pharmaceuticals	1.5%
Industrial REITs	1.5%
Health Care Equipment & Supplies	1.4%
Industry Classification	% of Net Assets
Household Durables	1.3%
Building Products	1.3%
Chemicals	1.2%
Gas Utilities	1.2%
Automobile Components	1.2%
Mortgage Real Estate Investment Trusts (REITs)	1.2%
Specialized REITs	1.1%
Consumer Staples Distribution & Retail	1.1%
Electronic Equipment, Instruments & Components	1.0%
Retail REITs	0.8%
Diversified Telecommunication Services	0.8%
Textiles, Apparel & Luxury Goods	0.8%
Trading Companies & Distributors	0.6%
Health Care Technology	0.6%
Office REITs	0.5%
Hotel & Resort REITs	0.4%
Life Sciences Tools & Services	0.3%
Real Estate Management & Development	0.3%
Leisure Products	0.3%
Personal Care Products	0.3%
100.5%
Liabilities in excess of other assets	(0.5)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk and Information Technology Sector
Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Financials Sector Risk, Industrials Sector Risk and Information Technology Sector
Risk as principal risks of the Fund due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Core Conservative Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Core Conservative Bond Fund
Class Name	Class R6
Trading Symbol	PQCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Core Conservative Bond Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Conservative Bond Fund—Class R6	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Although the Federal Reserve (the Fed) has held policy rates steady for eight consecutive Federal Open Market Committee meetings, moderating economic data provided markets greater confidence that the first Fed interest rate cut would come in the second half of 2024.
Against the backdrop of a steepening US Treasury curve, credit spreads across a broad spectrum of fixed income asset classes generally tightened during the reporting period.
■
Overweights relative to the Index in the AAA-rated non-agency commercial mortgage-backed securities, US investment-grade corporate bond, and taxable municipal bond sectors, along with an underweight relative to the Index in the emerging-market investment-grade bond sector;
security selection in US investment-grade corporates; and positioning in electric utilities, midstream energy, and metals & mining contributed most to the Fund’s performance during the reporting period.
■
Security selection in the emerging-market investment-grade bond and mortgage-backed securities sectors; positioning in finance companies and consumer non-cyclicals; and yield curve positioning detracted most from the Fund’s performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	5.07%	-0.22%	0.88% (11/15/2016)
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 41,536,752
Holdings Count | Holdings	535
Advisory Fees Paid, Amount	$ 32,311
Investment Company, Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 41,536,752
Number of fund holdings	535
Total advisory fees paid for the year	$ 32,311
Portfolio turnover rate for the year	155%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	72.9
AA	4.7
A	10.2
BBB	12.3
Cash/Cash Equivalents	(0.1)
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective July 1, 2024, the Fund’s contractual expense limitation was lowered from 0.50% to 0.19% of average daily net assets for Class R6 shares. Additionally, the contractual management fee was reduced from 0.27% to 0.19% of average daily net assets and the contractual subadvisory fee was reduced from 0.12% to 0.09% of average daily net assets (sub-advisory fees are not paid directly by the Fund).
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s contractual expense limitation was lowered from 0.50% to 0.19% of average daily net assets for Class R6 shares. Additionally, the contractual management fee was reduced from 0.27% to 0.19% of average daily net assets and the contractual subadvisory fee was reduced from 0.12% to 0.09% of average daily net assets (sub-advisory fees are not paid directly by the Fund).

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM TIPS Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM TIPS Fund
Class Name	Class R6
Trading Symbol	PQTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM TIPS Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM TIPS Fund—Class R6	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The US saw a marked deceleration in inflation throughout the reporting period, with the consumer price index rising just 2.9% from July 2023 to
July 2024—the smallest increase since March 2021. Against a backdrop of moderating economic conditions, expectations of Federal Reserve interest-rate cuts in the second half of 2024 led to a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
Security selection was the largest contributor to the Fund’s performance during the reporting period.
■
The duration of the Fund, which was tactically managed versus the Index, was a modest detractor from performance during the reporting period. These tactical allocations were meant to adjust duration in response to short-term inefficiencies or opportunities in the market. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	4.11%	2.02%	2.16% (11/15/2016)
Bloomberg US Treasury Inflation-Protected Securities Index	4.41%	2.36%	2.59%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.41%

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 61,886,792
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 128,034
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 61,886,792
Number of fund holdings	33
Total advisory fees paid for the year	$ 128,034
Portfolio turnover rate for the year	66%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?
Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	99.9
Cash/Cash Equivalents	0.1
Total	100.0

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective October 27, 2024, the Fund’s investment objective will be changed from “seek to outperform the Bloomberg US Treasury Inflation
Protected (TIPS) Index” to “seek to provide inflation protection and income by investing primarily in inflation protected debt securities” to more closely align with the Fund’s current investment strategy. This will not result in any changes to the Fund’s current investment strategy or risk profile.
■
Effective September 27, 2024, the Fund's contractual expense limitation will be lowered from 0.40% to 0.30% of average daily net assets for
Class R6 shares.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Objectives [Text Block]
Effective October 27, 2024, the Fund’s investment objective will be changed from “seek to outperform the Bloomberg US Treasury Inflation
Protected (TIPS) Index” to “seek to provide inflation protection and income by investing primarily in inflation protected debt securities” to more closely align with the Fund’s current investment strategy. This will not result in any changes to the Fund’s current investment strategy or risk profile.

Material Fund Change Expenses [Text Block]	Effective September 27, 2024, the Fund's contractual expense limitation will be lowered from 0.40% to 0.30% of average daily net assets for Class R6 shares.
Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Quant Solutions Commodity Strategies Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class Z
Trading Symbol	PQCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Commodity Strategies Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class Z	$69	0.71%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, commodity prices generally declined, continuing to undercut some of the gains realized in the initial, post-COVID-19, high inflation period as prices normalized to a degree, particularly in the grains sector. Carry from roll yields decreased from the previous year but remained positive, which is high compared to historical levels. Energy commodities and industrial metals produced mixed returns, with precious metals gaining during the reporting period.
■
The Fund primarily invests in listed, exchange-traded commodities futures contracts and accordingly, such investments drive its performance.
These futures contracts are a form of derivatives based on the underlying price of a specific commodity.
■
The Fund benefited from underweight positioning relative to the Index in agricultural commodities, led by wheat, cotton and sugar. From a factor perspective, growth measures were the largest outperformers relative to the Index during the reporting period.
■
Relative positions to the Index in natural gas and coffee detracted the most from the Fund’s performance during the reporting period, with sentiment factors struggling.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Since Inception (%)
Class Z	-4.37%	5.00% (12/14/2021)
Bloomberg Commodity Index	-5.17%	4.23%
S&P 500 Index	22.15%	9.08%

Performance Inception Date	Dec. 14, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 45,221,749
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 163,774
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 45,221,749
Number of fund holdings	31
Total advisory fees paid for the year	$ 163,774
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	86.0%
Affiliated Mutual Fund - Short-Term Investment	13.7%
99.7%
Other assets in excess of liabilities*	0.3%
100.0%
Commodity Futures Contracts outstanding at July 31, 2024
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	18.7%
WTI Crude	9.7%
Brent Crude	7.6%
Natural Gas	6.3%
Soybean	6.1%
Copper	5.1%
Corn	4.2%
Live Cattle	4.0%
Silver	3.8%
Gasoline RBOB	3.6%
LME PRI Aluminum	3.6%
Cotton No. 2	3.4%
Sugar No. 11	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
Soybean Meal	3.0%
Soybean Oil	2.9%
Lean Hogs	2.8%
LME Zinc	2.8%
Low Sulphur Gas Oil	2.6%
Coffee 'C'	2.5%
LME Nickel	2.2%
NY Harbor ULSD	1.8%
Hard Red Winter Wheat	1.6%
LME Lead	0.9%
Soft Red Winter Wheat	0.5%
102.9%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Nickel	(0.5)%
LME Zinc	(1.6)%
LME PRI Aluminum	(1.6)%
(3.7)%
* Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1) Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2) Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2024.

PGIM Quant Solutions Commodity Strategies Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Commodity Strategies Fund
Class Name	Class R6
Trading Symbol	PQCMX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Commodity Strategies Fund
(the “Fund”) for the period of August 1, 2023 to July 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Commodity Strategies Fund—Class R6	$70	0.71%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, commodity prices generally declined, continuing to undercut some of the gains realized in the initial, post-COVID-19, high inflation period as prices normalized to a degree, particularly in the grains sector. Carry from roll yields decreased from the previous year but remained positive, which is high compared to historical levels. Energy commodities and industrial metals produced mixed returns, with precious metals gaining during the reporting period.
■
The Fund primarily invests in listed, exchange-traded commodities futures contracts and accordingly, such investments drive its performance.
These futures contracts are a form of derivatives based on the underlying price of a specific commodity.
■
The Fund benefited from underweight positioning relative to the Index in agricultural commodities, led by wheat, cotton and sugar. From a factor perspective, growth measures were the largest outperformers relative to the Index during the reporting period.
■
Relative positions to the Index in natural gas and coffee detracted the most from the Fund’s performance during the reporting period, with sentiment factors struggling.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	-4.19%	7.60%	4.67% (11/15/2016)
Bloomberg Commodity Index	-5.17%	6.51%	3.63%
S&P 500 Index	22.15%	15.00%	14.76%

Performance Inception Date	Nov. 15, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 45,221,749
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 163,774
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 45,221,749
Number of fund holdings	31
Total advisory fees paid for the year	$ 163,774
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	86.0%
Affiliated Mutual Fund - Short-Term Investment	13.7%
99.7%
Other assets in excess of liabilities*	0.3%
100.0%
Commodity Futures Contracts outstanding at July 31, 2024
(1),(2)

Commodity Futures Contracts: Long Positions	% of Net Assets
Gold 100 OZ	18.7%
WTI Crude	9.7%
Brent Crude	7.6%
Natural Gas	6.3%
Soybean	6.1%
Copper	5.1%
Corn	4.2%
Live Cattle	4.0%
Silver	3.8%
Gasoline RBOB	3.6%
LME PRI Aluminum	3.6%
Cotton No. 2	3.4%
Sugar No. 11	3.2%
Commodity Futures Contracts: Long Positions	% of Net Assets
Soybean Meal	3.0%
Soybean Oil	2.9%
Lean Hogs	2.8%
LME Zinc	2.8%
Low Sulphur Gas Oil	2.6%
Coffee 'C'	2.5%
LME Nickel	2.2%
NY Harbor ULSD	1.8%
Hard Red Winter Wheat	1.6%
LME Lead	0.9%
Soft Red Winter Wheat	0.5%
102.9%

Commodity Futures Contracts: Short Positions	% of Net Assets
LME Nickel	(0.5)%
LME Zinc	(1.6)%
LME PRI Aluminum	(1.6)%
(3.7)%
* Includes unsettled variation margin receivable (payable) for Commodity Futures contracts outstanding, as reported in the Fund's consolidated statutory financial statements.
(1) Represents positions held in the PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary.
(2) Represents the current notional amount of the commodity future contracts (USD) as a percentage of net assets as of July 31, 2024.

PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Quant Solutions Mid-Cap Index Fund
Class Name	Class R6
Trading Symbol	PQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Mid-Cap Index Fund—Class R6	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US equity and bond markets rallied as several bullish developments took hold, including continued strength in the US economy, strong corporate earnings —largely driven by the largest technology companies (along with optimism about the future of AI
(artificial intelligence), an easing of inflation, and signals from the US Federal Reserve that its next move would be an interest rate cut.
■
The Fund employs a “passively managed” or index investment approach, holding all stocks included in the Index in approximately the same proportions. Accordingly, the Fund’s performance closely tracked the Index’s performance over the reporting period.
■
The Fund also held ETFs that track the Index during the reporting period to provide portfolio liquidity. They had minimal impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 7/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	16.66%	10.92%	9.44% (11/17/2016)
S&P MidCap 400 Index	15.41%	11.26%	10.49%
S&P 500 Index	22.15%	15.00%	14.76%

Performance Inception Date	Nov. 17, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 for more recent performance data.
Net Assets	$ 11,430,983
Holdings Count | Holdings	402
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	169.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 11,430,983
Number of fund holdings	402
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	169%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Industry Classification	% of Net Assets
Banks	5.6%
Insurance	4.8%
Machinery	4.5%
Oil, Gas & Consumable Fuels	4.4%
Specialty Retail	4.1%
Building Products	3.8%
Hotels, Restaurants & Leisure	3.3%
Capital Markets	3.1%
Biotechnology	3.0%
Professional Services	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Software	2.5%
Electronic Equipment, Instruments & Components	2.4%
Unaffiliated Exchange-Traded Funds	2.4%
Construction & Engineering	2.4%
Life Sciences Tools & Services	2.3%
Chemicals	2.2%
Consumer Staples Distribution & Retail	2.1%
Health Care Providers & Services	2.1%
Household Durables	2.1%
Metals & Mining	2.0%
Commercial Services & Supplies	1.9%
Financial Services	1.7%
Trading Companies & Distributors	1.7%
Ground Transportation	1.7%
Specialized REITs	1.7%
Containers & Packaging	1.7%
Health Care Equipment & Supplies	1.7%
Electrical Equipment	1.6%
Aerospace & Defense	1.2%
Industrial REITs	1.2%
Diversified Consumer Services	1.2%
Textiles, Apparel & Luxury Goods	1.2%
Food Products	1.1%
Automobile Components	1.0%
Residential REITs	1.0%
Energy Equipment & Services	1.0%
Industry Classification	% of Net Assets
Retail REITs	1.0%
Gas Utilities	1.0%
Electric Utilities	0.9%
Consumer Finance	0.7%
Leisure Products	0.7%
Personal Care Products	0.7%
Health Care REITs	0.7%
Technology Hardware, Storage & Peripherals	0.6%
Media	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Office REITs	0.6%
Beverages	0.5%
Construction Materials	0.5%
Diversified REITs	0.4%
Broadline Retail	0.4%
Real Estate Management & Development	0.4%
Communications Equipment	0.4%
Pharmaceuticals	0.4%
Entertainment	0.4%
IT Services	0.4%
Water Utilities	0.4%
Automobiles	0.4%
Diversified Telecommunication Services	0.3%
Multi-Utilities	0.3%
Marine Transportation	0.2%
Air Freight & Logistics	0.2%
Paper & Forest Products	0.2%
Interactive Media & Services	0.2%
Independent Power & Renewable Electricity Producers	0.1%
Health Care Technology	0.1%
Hotel & Resort REITs	0.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2023:
■
Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Mid-Cap Core Fund to
PGIM Quant Solutions Mid-Cap
Index Fund
.
The Fund converted from an actively managed fund to a passively managed fund that seeks to track the performance of the S&P MidCap 400 Index. Accordingly, the Fund’s investment objective changed from  “seek to outperform the S&P MidCap 400 Index” to “seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.
“
■
Effective December 11, 2023, the Fund’s contractual expense limitation was lowered from 0.80% to 0.19% of average daily net assets for
Class R6 shares. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees. Additionally, the contractual management fee was reduced from 0.50% to 0.25% of average daily net assets and the contractual subadvisory fee was reduced from 0.35% to 0.10% of average daily net assets (sub-advisory fees are not paid directly by the
Fund).
■
The Fund's principal risk disclosure was revised to include Index Investment Approach Risk and Tracking Error Risk to reflect the Fund's conversion from an actively managed to a passively managed fund, and Consumer Discretionary Sector Risk, Financials Sector Risk and
Industrials Sector Risk due to changes in the Fund's portfolio which may result in greater exposure to these sectors.
For more complete information, you should review the Fund's next prospectus, which we expect to be available by September 27, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

Material Fund Change Name [Text Block]	Effective December 11, 2023, the Fund’s name changed from PGIM Quant Solutions Mid-Cap Core Fund to PGIM Quant Solutions Mid-Cap Index Fund .
Material Fund Change Objectives [Text Block]
The Fund converted from an actively managed fund to a passively managed fund that seeks to track the performance of the S&P MidCap 400 Index. Accordingly, the Fund’s investment objective changed from  “seek to outperform the S&P MidCap 400 Index” to “seek to provide investment results that approximate the performance of the S&P MidCap 400 Index.
“

Material Fund Change Expenses [Text Block]
Effective December 11, 2023, the Fund’s contractual expense limitation was lowered from 0.80% to 0.19% of average daily net assets for
Class R6 shares. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees. Additionally, the contractual management fee was reduced from 0.50% to 0.25% of average daily net assets and the contractual subadvisory fee was reduced from 0.35% to 0.10% of average daily net assets (sub-advisory fees are not paid directly by the
Fund).

Material Fund Change Risks Change [Text Block]
The Fund's principal risk disclosure was revised to include Index Investment Approach Risk and Tracking Error Risk to reflect the Fund's conversion from an actively managed to a passively managed fund, and Consumer Discretionary Sector Risk, Financials Sector Risk and
Industrials Sector Risk due to changes in the Fund's portfolio which may result in greater exposure to these sectors.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets